Offerings - Offering: 1	Aug. 29, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	1,421,000
Proposed Maximum Offering Price per Unit	22.33
Maximum Aggregate Offering Price	$ 31,730,930.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 4,858.01
Offering Note	(a) Dine Brands Global, Inc., a Delaware corporation (the "Registrant"), is filing this Registration Statement to register the offer and sale of 1,421,000 shares of common stock, par value $0.01 per share (the "Common Stock"), for issuance under the Company's 2019 Stock Incentive Plan, as amended (the "Plan"). Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of Common Stock that become issuable under the Plan by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of Common Stock. (b) This estimate is made pursuant to Rule 457(c) and Rule 457(h) of the Securities Act solely for purposes of calculating the registration fee. The Proposed Maximum Offering Price Per Unit for shares available for future grant is the average of the high and low prices for the Common Stock as reported on the New York Stock Exchange on August 26, 2025.